Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Balance	$ 5,509
Balance	4,814	$ 5,509
Leasehold improvements [member]
Statement [Line Items]
Balance	1,156
Balance	995	1,156
Right-of-use assets [member]
Statement [Line Items]
Balance	2,597
Balance	2,214	2,597
Other
Statement [Line Items]
Balance	1,756
Balance	1,605	1,756
At Cost [member]
Statement [Line Items]
Balance	14,031	13,306
Additions	96	730
Disposals	(11)	(5)
Balance	14,116	14,031
At Cost [member] | Leasehold improvements [member]
Statement [Line Items]
Balance	4,382	4,382
Disposals	(4)
Balance	4,378	4,382
At Cost [member] | Right-of-use assets [member]
Statement [Line Items]
Balance	4,793	4,793
Balance	4,793	4,793
At Cost [member] | Other
Statement [Line Items]
Balance	4,856	4,131
Additions	96	730
Disposals	(7)	(5)
Balance	4,945	4,856
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Balance	(8,522)	(7,017)
Disposals	11	5
Depreciation	(791)	(1,510)
Balance	(9,302)	(8,522)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement [Line Items]
Balance	(3,226)	(2,906)
Disposals	4
Depreciation	(161)	(320)
Balance	(3,383)	(3,226)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Statement [Line Items]
Balance	(2,196)	(1,444)
Depreciation	(383)	(752)
Balance	(2,579)	(2,196)
Accumulated depreciation and amortisation [member] | Other
Statement [Line Items]
Balance	(3,100)	(2,667)
Disposals	7	5
Depreciation	(247)	(438)
Balance	$ (3,340)	$ (3,100)